CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Sep. 30, 2018
Current assets:
Cash	$ 46,659	$ 413
Accounts receivable, net	62,365	109,660
Inventory	36,800	13,790
Prepaid expenses and other current assets	18,688	688
Assets from discontinued operations	63,730	285
Total current assets	228,242	124,836
Other assets:
Other assets	8,656	8,656
ReadyOp software platform (net of amortization)	59,775	76,074
ReadyOp customer list (net of amortization)		8,046
Total other assets	68,431	92,776
Total assets	296,673	217,612
Current liabilities:
Accounts payable	451,490	502,178
Accrued expenses	212,295	169,673
Deferred revenue, current portion	346,197	354,362
Notes payable stockholders	147,589	147,589
Customer deposits	14,756	12,756
Liabilities from discontinued operations, current portion	192,151	106,806
Total current liabilities	1,364,478	1,293,364
Long Term Liabilities
Deferred revenue, net of current portion	139,333	112,333
Liabilities from discontinued operations, net of current portion	17,107
Total long term liabilities	156,440	112,333
Total liabilities	1,520,918	1,405,697
Commitments and Contingencies (See Note 7)
Stockholders' deficit:
Common stock - $.00001 par value; 5,000,000,000 shares authorized, 207,232,524 and 203,899,190 shares issued and outstanding, respectively	2,072	2,039
Stock subscription receivable	(25,000)
Additional paid-in capital	14,954,268	14,854,301
Accumulated Deficit	(16,155,672)	(16,044,512)
Total stockholders' deficit	(1,224,245)	(1,188,085)
Total liabilities and stockholders' deficit	296,673	217,612
Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred stock	5	5
Series B Preferred Stock [Member]
Stockholders' deficit:
Preferred stock
Series C Preferred Stock [Member]
Stockholders' deficit:
Preferred stock	45	45
Series D Preferred Stock [Member]
Stockholders' deficit:
Preferred stock	7	7
Series E Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred stock	$ 30	$ 30